Financial Risk Management - Summary of Derivative Instruments (Detail) - Fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Financial derivatives	R$ 727,068	R$ 512,365
Operational derivatives	(1,496)	2,754
Total	R$ 725,572	R$ 515,119